UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Small Cap Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$161,709,915

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$188,565,710

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$440,260,684

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$628,826,394

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(467,116,479)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan International Small Cap Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$134,800,945

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$315,645,020

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$79,471,230

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$395,116,250

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(260,315,305)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan International Fund – Investor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$1,358,418,571

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,191,179,512

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,210,091,456

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$3,401,270,968

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(2,042,852,397)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan International Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$225,494,975

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$367,017,027

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$709,394,639

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$1,076,411,666

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(850,916,691)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan International Value Fund – Investor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$1,428,366,052

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$618,055,551

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$618,055,551

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$810,310,501

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$92,862

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$92,862

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $92,862
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan International Value Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$559,143,728

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$71,550,420

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$71,550,420

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$487,593,308

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$55,878

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$55,878

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $55,878
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Mid Cap Fund – Investor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$1,160,346,060

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,278,870,345

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$108,528,261

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$1,387,398,606

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(227,052,546)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Mid Cap Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$66,013,274

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$90,606,283

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$121,891,570

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$212,497,853

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(146,484,579)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $0
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Mid Cap Value Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$1,944,641,016

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$1,436,372,991

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$1,436,372,991

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$508,268,025

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$58,248

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$58,248

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $58,248
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Small Cap Value Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$663,921,002

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$640,783,302

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$640,783,302

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$23,137,700

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$2,652

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$2,652

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $2,652
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Value Fund – Investor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$275,520,706

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$106,947,558

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$106,947,558

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$168,573,148

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$19,318

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$19,318

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $19,318
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Value Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$36,576,675

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$0

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$0

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$36,576,675

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$4,192

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$4,192

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $4,192
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Growth Opportunities Fund – Investor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$117,562,922

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$21,489,160

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$21,489,160

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$96,073,762

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$11,010

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$11,010

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $11,010
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Growth Opportunities Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$1,598,930

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$0

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$0

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$1,598,930

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$183

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$183

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $183
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Global Value Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$43,077,849

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$8,649,552

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$8,649,552

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$34,428,297

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$3,945

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$3,945

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $3,945
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Emerging Markets Fund – Institutional Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$211,705,968

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$18,538,860

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$18,538,860

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$193,167,108

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$22,137

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$22,137

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $22,137
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Emerging Markets Fund – Advisor Shares

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$303,945,268

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$104,432,062

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$104,432,062

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$199,513,206

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$22,864

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$22,864

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $22,864
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Artisan Partners Funds, Inc. 875 East Wisconsin Avenue Suite 800 Milwaukee, Wisconsin 53202
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☐

Artisan Global Equity Fund

3.	Investment Company Act File Number: 811-08932 Securities Act File Number: 33-88316
4(a).	Last day of fiscal year for which this notice is filed: September 30, 2011
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):				$3,633,106

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:		$2,692,224

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			–	$2,692,224

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:				$940,882

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$	( )

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			×	0.00011460

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			=	$108

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]
$108

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
December 21, 2011: $108
Method of Delivery:
☒ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Chief Financial Officer, Vice President and Treasurer

Date December 21, 2011

*	Please print the name and title of the signing officer below the signature.